Unit Purchase Option (Details)	Feb. 15, 2017 $ / shares
Unit Purchase Option Details
Company has granted the Underwriter the right to purchase from the Company Units	70,500
Company has granted the Underwriter the right to purchase from the Company Units at an exercise price equal to	125.00%
Company has granted the Underwriter the right to purchase from the Company Units per Unit	5.1625
A "Unit" is defined as of one share of the Company's common stock, par value per share	$ 0.001
One warrant to purchase one share of the Company's common stock, par value per share	0.001
One warrant to purchase one share of the Company's common stock at an exercise price of per share.	$ 4.00